EQ/GAMCO Small Company Value Portfolio
EQ/GAMCO Small Company Value Portfolio – Class K Shares
Investment Objective:
Seeks to maximize capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	EQ/GAMCO Small Company Value Portfolio Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	EQ/GAMCO Small Company Value Portfolio Class K Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	none
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.86%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EQ/GAMCO Small Company Value Portfolio Class K Shares	88	274	477	1,061

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For this Portfolio, small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser ("Adviser") believes provide opportunities for capital growth, such as preferred stocks and warrants. This Portfolio also may invest in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves re-searching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. This approach will often lead the Portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of rea-sons, such as because it becomes overvalued or shows deteriorating fundamentals.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee Advisers and recommend their hiring, termination and replacement.

Principal Risks:

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Investment Style Risk: An Adviser may use a particular style or set of styles — in this case "value" styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to a its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. They may also increase the volatility of the Portfolio's share price.

Small-Cap Company Risk: A Portfolio's investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations as of the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

For periods prior to the date Class IA Shares commenced operations (July 13, 2007), the performance information shown below is the performance of Class IB Shares, which reflects the effect of 12b-1 fees paid by Class IB Shares. Class IA and Class K Shares do not pay 12b-1 fees.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
24.75% (2009 2nd Quarter)	–21.41% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/GAMCO Small Company Value Portfolio	One Year	Five Years	Ten Years
Class IA Shares	32.94%	11.25%	10.93%
Russell 2000 Value Index	24.50%	3.52%	8.42%